General and Administrative Expenses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Regulatory, Tax & Insurance [Abstract]
thereof: bank levy	€ 690	€ 596	€ 547
Other expenses [Abstract]
thereof: litigation related net expenses	88	213	2,428
thereof: litigation related net credit	€ 0	€ 0	€ 0